Available-for-sale debt securities, noncurrent - Schedule of Debt Securities, Available-for-Sale (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Convertible corporate bonds, amortized cost	$ 120
Convertible corporate bonds, unrealized gains	0
Convertible corporate bonds, unrealized losses
Convertible corporate bonds, fair value	$ 127
Minimum
Maturity	1 year
Maximum
Maturity	5 years